GENERAL INFORMATION (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2018	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Number of shares issued		28,286,111	21,057,922
Accumulated losses		$ 87,537	$ 72,895
IPO [Member]
Statement [Line Items]
Number of shares issued	1,400,000
Proceeds from issuing shares	$ 9,600